Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Property and equipment, net consist of the following:

	As of December 31, 2023	As of December 31, 2022

Office equipment	$76,285	$75,153
Leasehold improvement	2,250	2,217
Subtotal	78,535	77,370
Less: accumulated depreciation	(71,803)	(65,844)
Total	$6,732	$11,526